Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Balances and Transactions with Related Parties [Abstract]
Schedule of related party balances

					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2017		2018		2018
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	425	827	687	848	183	226

	425	827	687	848	183	226

Schedule of benefits for employment of key management personnel (including directors) employed
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2016		2017		2018		2018
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits (includes Company’s CEO in 2016, 2017 and 2018)	7	6,040	5	7,816	8	8,790	2,345

Schedule of benefits for employment of key management personnel (including directors) not employed
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2016		2017		2018		2018
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Key management personnel and related parties	-	-	-	-	-	-	-
Directors’ fees	5	513	8	682	7	1,027	274

	5	513	8	682	7	1,027	274

Schedule of transactions with related parties
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2016		2017		2018		2018
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	1,063	1,544	634	2,661	2,107	913	562	244
General and administrative expenses	2,317	1,116	2,014	2,507	2,254	3,517	601	938

	3,380	2,660	2,648	5,168	4,361	4,430	1,163	1,182